Consolidated Balance Sheet - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Assets
Cash and balances at central banks	£ 43,537	£ 26,395
Financial assets at fair value through profit or loss:
Derivative financial instruments	3,451	3,363
Other financial assets at fair value through profit or loss	834	973
Financial assets at amortised cost:
Loans and advances to customers	212,178	207,498
Loans and advances to banks	2,004	2,583
Reverse repurchase agreements – non trading	19,599	23,636
Other financial assets at amortised cost	1,163	7,056
Financial assets at fair value through other comprehensive income	8,950	9,747
Interests in other entities	172	117
Intangible assets	1,649	1,776
Property, plant and equipment	1,740	1,971
Current tax assets	271	186
Retirement benefit assets	496	670
Other assets	3,020	2,517
Total assets	299,064	288,488
Financial liabilities at fair value through profit or loss:
Derivative financial instruments	1,920	1,709
Other financial liabilities at fair value through profit or loss	1,434	1,713
Financial liabilities at amortised cost:
Deposits by customers	193,088	179,006
Deposits by banks	20,973	14,359
Repurchase agreements – non trading	15,848	18,286
Debt securities in issue	43,679	50,171
Subordinated liabilities	2,556	3,528
Other liabilities	2,343	2,373
Provisions	468	577
Deferred tax liabilities	107	145
Retirement benefit obligations	403	280
Total liabilities	282,819	272,147
Equity
Share capital	7,060	7,060
Other equity instruments	2,241	2,241
Retained earnings	6,030	6,251
Other reserves	517	394
Total shareholders’ equity	15,848	15,946
Non-controlling interests	397	395
Total equity	16,245	16,341
Total liabilities and equity	299,064	288,488
Santander UK Group Holdings plc
Financial assets at fair value through profit or loss:
Other financial assets at fair value through profit or loss	1,425	0
Financial assets at amortised cost:
Loans and advances to banks	7,934	8,920
Other financial assets at amortised cost	830	1,142
Interests in other entities	13,585	13,600
Current tax assets	11	6
Other assets	1	2
Total assets	23,786	23,670
Financial liabilities at fair value through profit or loss:
Other financial liabilities at fair value through profit or loss	1,425	0
Financial liabilities at amortised cost:
Deposits by banks	7	8
Debt securities in issue	7,970	8,957
Subordinated liabilities	830	1,142
Other liabilities	1	0
Total liabilities	10,233	10,107
Equity
Share capital	7,060	7,060
Other equity instruments	2,241	2,241
Retained earnings	4,252	4,262
Total equity	13,553	13,563
Total liabilities and equity	£ 23,786	£ 23,670